Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts
NOTE 3 — FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACTS
The Plan offers participants a stable value investment option (the “Stable Value Account”) that invests a small portion in a money market fund and the remainder in synthetic guaranteed investment contracts (“GICs”). The money market portion is reported at fair value. The synthetic GICs meet the fully benefit-responsive investment contract criteria and therefore are reported at contract value, which is the amount that participants would receive if permitted transactions under the terms of the Plan were initiated for withdrawals. Generally, contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses.
Synthetic GICs pair Plan-owned fixed income investments with an insurance-like feature known as a “wrap contract” issued by a bank or life insurance company. The crediting interest rate of each wrap contract is determined by a formula agreed upon with the synthetic GIC issuers and is guaranteed to not fall below zero percent. The crediting rate of each synthetic GIC resets every month based on the performance of the underlying investment portfolio. To the extent that the Stable Value Account has unrealized gains and losses, the interest crediting rate may differ from then-current market rates.
Certain events might limit the ability of the Plan to transact at contract value with the synthetic GIC issuer, which could result in a lower or negative return for the Stable Value Account notwithstanding the guaranteed crediting interest rate noted above. These events could be different under each synthetic GIC. Such events include layoffs, divestitures, voluntary or involuntary reductions in workforce, Plan termination or merger, or other events that are outside the normal operation of the Plan that causes a withdrawal from a synthetic GIC.

The Plan’s ability to receive payment under fully benefit-responsive investment contracts depends on each issuer’s financial stability, which may be influenced by future economic and regulatory developments.
In addition, certain events allow the issuer to terminate the synthetic GIC with the Plan and settle at an amount different from contract value. Those events could be different under each synthetic GIC. Such events include a change in qualification status of a participant, an employer, or the Plan; a breach of material obligations under the synthetic GIC and misrepresentation by the contract holder; or failure of the underlying portfolio to conform to the pre-established investment guidelines. Plan management does not believe that the occurrence of any events that might limit the Plan’s ability to transact at contract value with the synthetic GIC issuer, or allow the issuer to terminate the synthetic GIC, is probable.